Trust for Professional Managers
615 East Michigan Street
Milwaukee, WI 53202

November 3, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Trust for Professional Managers (the “Trust”)
Securities Act Registration No: 333-62298
Investment Company Act Registration No: 811-10401
Column Small Cap Select Fund (S000082920)
Column Small Cap Fund (S000082921)
Column Mid Cap Select Fund (S000082922)
Column Mid Cap Fund (S000082923)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Column Small Cap Select Fund, Column Small Cap Fund, Column Mid Cap Select Fund and Column Mid Cap Fund (each, a “Fund,” and together, the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated October 31, 2023, and filed electronically as Post-Effective Amendment No. 843 to the Funds’ Registration Statement on Form N-1A on October 30, 2023.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 516-1692.

Very truly yours,

/s/ Rachel A. Spearo
Rachel A. Spearo
For U.S. Bank Global Fund Services